[Letterhead of Dechert LLP]
June 3, 2008
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”), File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 204 to the Registration Statement on Form N-1A (the “Amendment”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information dated May 29, 2008, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3459.
Very truly yours,

/s/ Reza Pishva Reza Pishva